Other Assets and Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 1997 Year
Financial Stabilization Funds, deposits during the period			¥ 359,017
Financial Stabilization Funds, expected maturity (in years)			15
Financial Stabilization Funds, carrying amount of the deposits	¥ 330,153	¥ 318,112